Borrowings and Debentures - Short-term Borrowings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 130,000	₩ 2,614
Shortterm Borrowings From Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.85%
Short-term borrowings	₩ 30,000
Short-term borrowings from Woori Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.88%
Short-term borrowings		₩ 2,614
Commercial Paper From KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.67%
Short-term borrowings	₩ 50,000
Bank Overdraft From KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	3.17%
Short-term borrowings	₩ 30,000
Bank overdraft From Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	3.38%
Short-term borrowings	₩ 20,000